Income Taxes - Schedule of Deferred Tax Liability and Deferred Tax Asset (Details) - USD ($)	Jan. 31, 2025	Jan. 31, 2024
Schedule of Deferred Tax Liability and Deferred Tax Asset [Abstract]
Net operating loss carryforward (expire through 2041)	$ (4,435,172)	$ (3,312,698)
Stock issued for services	(1,779,728)	(1,455,848)
Intangible impairment expense	(1,806,709)	(1,051,714)
Valuation allowance	8,021,609	5,820,260
Net deferred taxes